JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 98.9%
Alternative Assets — 0.6%
JPMorgan Systematic Alpha Fund Class R6 Shares (a)	1,227	15,197

Fixed Income — 34.6%
JPMorgan Core Bond Fund Class R6 Shares (a)	37,752	454,530
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	19,133	161,674
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,807	12,123
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	5,082	39,740
JPMorgan High Yield Fund Class R6 Shares (a)	14,039	87,182
JPMorgan Income Fund Class R6 Shares (a)	5,633	47,432
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	3,294	32,648
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	4,192	41,290
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	2,107	23,194

Total Fixed Income		899,813

International Equity — 18.2%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	2,247	57,204
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,288	44,682
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	2,715	50,032
JPMorgan Global Research Enhanced Index Fund Class R6 Shares (a)	5,630	94,752
JPMorgan International Equity Fund Class R6 Shares (a)	3,733	52,116
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	9,780	137,700
JPMorgan International Unconstrained Equity Fund Class R6 Shares (a)	2,072	37,175

Total International Equity		473,661

U.S. Equity — 45.5%
JPMorgan Equity Income Fund Class R6 Shares (a)	5,789	84,925
JPMorgan Intrepid Growth Fund Class R6 Shares (a)	1,836	85,189
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	6,857	254,864
JPMorgan Large Cap Value Fund Class R6 Shares (a)	11,484	118,174
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	13,368	92,507
JPMorgan Mid Cap Growth Fund Class R6 Shares* (a)	1,030	34,246
JPMorgan Small Cap Value Fund Class R6 Shares (a)	2,487	41,706
JPMorgan U.S. Equity Fund Class R6 Shares (a)	20,637	275,923
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	5,172	114,094
JPMorgan Value Advantage Fund Class R6 Shares (a)	3,164	82,113

Total U.S. Equity		1,183,741

TOTAL INVESTMENT COMPANIES (Cost $2,430,113)		2,572,412

SHORT-TERM INVESTMENTS — 1.2%
INVESTMENT COMPANIES — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (b) (Cost $31,646)	31,646	31,646

Total Investments — 100.1% (Cost $2,461,759)		2,604,058
Liabilities in Excess of Other Assets — (0.1)%		(2,255)

Net Assets — 100.0%		2,601,803

Percentages indicated are based on net assets.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,604,058	$—	$—	$2,604,058

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$463,773	$54,314	$73,938	$1,123	$9,258	$454,530	37,752	$10,020	$2,254
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	189,282	7,698	35,746	441	(1)	161,674	19,133	4,560	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	51,555	—	50,373	310	(1,492)	—	—	—	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	14,230	554	—	—	(2,661)	12,123	1,807	555	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	67,416	643	—	—	(10,855)	57,204	2,247	643	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	—	53,574	—	—	(8,892)	44,682	3,288	399	110
JPMorgan Equity Income Fund Class R6 Shares (a)	60,205	45,164	—	—	(20,444)	84,925	5,789	1,510	1,052
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	67,904	2,161	2,938	(351)	(16,744)	50,032	2,715	2,161	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	44,786	1,610	—	—	(6,656)	39,740	5,082	1,610	—
JPMorgan Global Research Enhanced Index Fund Class R6 Shares (a)	114,167	11,482	4,513	198	(26,582)	94,752	5,630	2,925	8,557
JPMorgan High Yield Fund Class R6 Shares (a)	82,635	15,827	—	—	(11,280)	87,182	14,039	3,663	—
JPMorgan Income Fund Class R6 Shares (a)	29,419	21,144	—	—	(3,131)	47,432	5,633	1,136	7
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	38,526	657	5,095	(498)	(942)	32,648	3,294	657	—
JPMorgan International Equity Fund Class R6 Shares (a)	59,410	6,500	1,468	178	(12,504)	52,116	3,733	1,919	61
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	152,749	22,501	3,589	(186)	(33,775)	137,700	9,780	4,844	—
JPMorgan International Unconstrained Equity Fund Class R6 Shares (a)	41,989	1,572	—	—	(6,386)	37,175	2,072	177	—
JPMorgan Intrepid America Fund Class R6 Shares (a)	281,749	—	289,814	130,120	(122,055)	—	—	—	—
JPMorgan Intrepid Growth Fund Class R6 Shares (a)	89,987	14,180	878	109	(18,209)	85,189	1,836	1,082	10,572
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	201,436	124,492	28,064	2,041	(45,041)	254,864	6,857	787	33,355
JPMorgan Large Cap Value Fund Class R6 Shares (a)	152,478	11,812	6,989	574	(39,701)	118,174	11,484	1,967	—
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	43,271	813	1,717	(35)	(1,042)	41,290	4,192	813	—
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	109,487	20,297	—	—	(37,277)	92,507	13,368	1,610	5,532
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	39,253	2,821	1,838	1	(5,991)	34,246	1,030	—	2,821
JPMorgan Small Cap Value Fund Class R6 Shares (a)	47,232	14,155	—	—	(19,681)	41,706	2,487	467	2,805
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	26,387	504	2,541	(186)	(970)	23,194	2,107	504	—
JPMorgan Systematic Alpha Fund Class R6 Shares (a)	33,150	682	14,635	(3,199)	(801)	15,197	1,227	682	—	(b)
JPMorgan U.S. Equity Fund Class R6 Shares (a)	302,258	49,270	24,459	1,390	(52,536)	275,923	20,637	2,798	27,243
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (c)	42,608	133,916	144,878	—	—	31,646	31,646	702	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	—	133,287	—	—	(19,193)	114,094	5,172	929	439
JPMorgan Value Advantage Fund Class R6 Shares (a)	58,138	53,930	—	—	(29,955)	82,113	3,164	1,745	2,493

Total	$2,905,480	$805,560	$693,473	$132,030	$(545,539)	$2,604,058		$50,865	$97,301

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.